Risk Management Activities - Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Value Of Reasonably Possible Decrease In Forward Prices (US$150) [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	$ 120.8
Value Of Reasonably Possible Decrease in Forward Prices (US$100) [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	85.7
Value Of Reasonably Possible Decrease In Forward Prices (US$50) [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	45.4
Value Of Reasonably Possible Increase in Forward Prices US$50 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	(48.7)
Value Of Reasonably Possible Increase in Forward Prices US$100 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	(99.4)
Value Of Reasonably Possible Increase In Forward Prices US$150 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	(151.1)
Percentage Of Reasonably Possible Decrease In Interest Rates (1.5%) [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	5.9
Percentage Of Reasonably Possible Decrease In Interest Rates (1.0%) [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	4.0
Percentage Of Reasonably Possible Decrease In Interest Rates (0.5%) [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	2.0
Percentage Of Reasonably Possible Increase in Interest Rates 0.5% [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	(2.1)
Percentage Of Reasonably Possible Increase In Interest Rates 1.0% [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	(4.2)
Percentage Of Reasonably Possible Increase In Interest Rates 1.5% [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
(Increase)/decrease in loss on financial instruments	$ (6.3)